Hedging derivatives - Hedging instruments (Details) € in Millions	12 Months Ended
	Dec. 31, 2019 EUR (€) £ / $	Dec. 31, 2019 EUR (€) £ / € £ / $	Dec. 31, 2019 EUR (€) £ / ¥ £ / $	Dec. 31, 2019 EUR (€) £ / $	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 EUR (€) £ / €	Dec. 31, 2018 EUR (€) £ / ¥	Dec. 31, 2018 EUR (€) £ / $
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 362,464	€ 362,464	€ 362,464	€ 362,464	€ 318,807	€ 318,807	€ 318,807	€ 318,807
Carrying amount - Assets	7,216	7,216	7,216	7,216	8,607	8,607	8,607	8,607
Carrying amount - Liabilities	6,048	6,048	6,048	6,048	6,363	6,363	6,363	6,363
Change in fair value used for calculating hedge ineffectiveness	3,062				(67)
Fair value hedges
Disclosure of detailed information about hedged items [line items]
Notional amount	202,548	202,548	202,548	202,548	178,719	178,719	178,719	178,719
Carrying amount - Assets	3,570	3,570	3,570	3,570	3,451	3,451	3,451	3,451
Carrying amount - Liabilities	3,649	3,649	3,649	3,649	5,114	5,114	5,114	5,114
Change in fair value used for calculating hedge ineffectiveness	1,522				(96)
Fair value hedges | Interest rate risk
Disclosure of detailed information about hedged items [line items]
Notional amount	183,586	183,586	183,586	183,586	163,069	163,069	163,069	163,069
Carrying amount - Assets	3,032	3,032	3,032	3,032	2,642	2,642	2,642	2,642
Carrying amount - Liabilities	3,160	3,160	3,160	3,160	4,620	4,620	4,620	4,620
Change in fair value used for calculating hedge ineffectiveness	1,346				(16)
Fair value hedges | Interest rate risk | Equity swap
Disclosure of detailed information about hedged items [line items]
Notional amount	78	78	78	78	109	109	109	109
Carrying amount - Assets	0	0	0	0	0	0	0	0
Carrying amount - Liabilities	1	1	1	1	2	2	2	2
Change in fair value used for calculating hedge ineffectiveness	(1)				0
Fair value hedges | Interest rate risk | Future interest rate
Disclosure of detailed information about hedged items [line items]
Notional amount	12,325	12,325	12,325	12,325	7,702	7,702	7,702	7,702
Carrying amount - Assets	0	0	0	0	0	0	0	0
Carrying amount - Liabilities	32	32	32	32	0	0	0	0
Change in fair value used for calculating hedge ineffectiveness	476				126
Fair value hedges | Interest rate risk | Interest rate swaps
Disclosure of detailed information about hedged items [line items]
Notional amount	117,439	117,439	117,439	117,439	129,045	129,045	129,045	129,045
Carrying amount - Assets	2,651	2,651	2,651	2,651	2,339	2,339	2,339	2,339
Carrying amount - Liabilities	2,297	2,297	2,297	2,297	4,172	4,172	4,172	4,172
Change in fair value used for calculating hedge ineffectiveness	429				(281)
Fair value hedges | Interest rate risk | Call money swap
Disclosure of detailed information about hedged items [line items]
Notional amount	44,791	44,791	44,791	44,791	19,579	19,579	19,579	19,579
Carrying amount - Assets	91	91	91	91	170	170	170	170
Carrying amount - Liabilities	472	472	472	472	250	250	250	250
Change in fair value used for calculating hedge ineffectiveness	295				32
Fair value hedges | Interest rate risk | Currency swaps
Disclosure of detailed information about hedged items [line items]
Notional amount	8,728	8,728	8,728	8,728	4,957	4,957	4,957	4,957
Carrying amount - Assets	272	272	272	272	121	121	121	121
Carrying amount - Liabilities	349	349	349	349	45	45	45	45
Change in fair value used for calculating hedge ineffectiveness	126				17
Fair value hedges | Interest rate risk | Inflation swap
Disclosure of detailed information about hedged items [line items]
Notional amount					0	0	0	0
Carrying amount - Assets					0	0	0	0
Carrying amount - Liabilities					0	0	0	0
Change in fair value used for calculating hedge ineffectiveness					(9)
Fair value hedges | Interest rate risk | Swaption
Disclosure of detailed information about hedged items [line items]
Notional amount	50	50	50	50	51	51	51	51
Carrying amount - Assets	9	9	9	9	6	6	6	6
Carrying amount - Liabilities	9	9	9	9	6	6	6	6
Change in fair value used for calculating hedge ineffectiveness	0				0
Fair value hedges | Interest rate risk | Collar
Disclosure of detailed information about hedged items [line items]
Notional amount	15	15	15	15	15	15	15	15
Carrying amount - Assets	1	1	1	1	1	1	1	1
Carrying amount - Liabilities	0	0	0	0	0	0	0	0
Change in fair value used for calculating hedge ineffectiveness	0				0
Fair value hedges | Interest rate risk | Floor
Disclosure of detailed information about hedged items [line items]
Notional amount	160	160	160	160	1,611	1,611	1,611	1,611
Carrying amount - Assets	8	8	8	8	5	5	5	5
Carrying amount - Liabilities	0	0	0	0	145	145	145	145
Change in fair value used for calculating hedge ineffectiveness	21				99
Fair value hedges | Exchange rate risk
Disclosure of detailed information about hedged items [line items]
Notional amount	10,006	10,006	10,006	10,006	3,191	3,191	3,191	3,191
Carrying amount - Assets	73	73	73	73	17	17	17	17
Carrying amount - Liabilities	55	55	55	55	(3)	(3)	(3)	(3)
Change in fair value used for calculating hedge ineffectiveness	60				(43)
Fair value hedges | Exchange rate risk | Currency swaps
Disclosure of detailed information about hedged items [line items]
Notional amount	284	284	284	284
Carrying amount - Assets	24	24	24	24
Carrying amount - Liabilities	1	1	1	1
Change in fair value used for calculating hedge ineffectiveness	0
Fair value hedges | Exchange rate risk | Fx forward
Disclosure of detailed information about hedged items [line items]
Notional amount	9,722	9,722	9,722	9,722	3,191	3,191	3,191	3,191
Carrying amount - Assets	49	49	49	49	17	17	17	17
Carrying amount - Liabilities	54	54	54	54	(3)	(3)	(3)	(3)
Change in fair value used for calculating hedge ineffectiveness	60				(43)
Fair value hedges | Interest rate and exchange rate risk
Disclosure of detailed information about hedged items [line items]
Notional amount	8,698	8,698	8,698	8,698	12,237	12,237	12,237	12,237
Carrying amount - Assets	465	465	465	465	792	792	792	792
Carrying amount - Liabilities	428	428	428	428	493	493	493	493
Change in fair value used for calculating hedge ineffectiveness	116				(42)
Fair value hedges | Interest rate and exchange rate risk | Interest rate swaps
Disclosure of detailed information about hedged items [line items]
Notional amount	869	869	869	869	3,022	3,022	3,022	3,022
Carrying amount - Assets	16	16	16	16	143	143	143	143
Carrying amount - Liabilities	1	1	1	1	20	20	20	20
Change in fair value used for calculating hedge ineffectiveness	45				15
Fair value hedges | Interest rate and exchange rate risk | Call money swap
Disclosure of detailed information about hedged items [line items]
Notional amount	277	277	277	277	20	20	20	20
Carrying amount - Assets	0	0	0	0	0	0	0	0
Carrying amount - Liabilities	4	4	4	4	0	0	0	0
Change in fair value used for calculating hedge ineffectiveness	4				0
Fair value hedges | Interest rate and exchange rate risk | Currency swaps
Disclosure of detailed information about hedged items [line items]
Notional amount	7,552	7,552	7,552	7,552	9,195	9,195	9,195	9,195
Carrying amount - Assets	449	449	449	449	649	649	649	649
Carrying amount - Liabilities	423	423	423	423	473	473	473	473
Change in fair value used for calculating hedge ineffectiveness	67				(57)
Fair value hedges | Inflation risk
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	168	168	168	168
Carrying amount - Assets	0	0	0	0	0	0	0	0
Carrying amount - Liabilities	0	0	0	0	4	4	4	4
Change in fair value used for calculating hedge ineffectiveness	(5)				5
Fair value hedges | Inflation risk | Call money swap
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	64	64	64	64
Carrying amount - Assets	0	0	0	0	0	0	0	0
Carrying amount - Liabilities	0	0	0	0	3	3	3	3
Change in fair value used for calculating hedge ineffectiveness	(5)				3
Fair value hedges | Inflation risk | Currency swaps
Disclosure of detailed information about hedged items [line items]
Notional amount					104	104	104	104
Carrying amount - Assets					0	0	0	0
Carrying amount - Liabilities					1	1	1	1
Change in fair value used for calculating hedge ineffectiveness					2
Fair value hedges | Credit risk
Disclosure of detailed information about hedged items [line items]
Notional amount	258	258	258	258	54	54	54	54
Carrying amount - Assets	0	0	0	0	0	0	0	0
Carrying amount - Liabilities	6	6	6	6	0	0	0	0
Change in fair value used for calculating hedge ineffectiveness	5				0
Fair value hedges | Credit risk | CDS
Disclosure of detailed information about hedged items [line items]
Notional amount	258	258	258	258	54	54	54	54
Carrying amount - Assets	0	0	0	0
Carrying amount - Liabilities	6	6	6	6
Change in fair value used for calculating hedge ineffectiveness	5
Cash flow hedges
Disclosure of detailed information about hedged items [line items]
Notional amount	135,439	135,439	135,439	135,439	118,400	118,400	118,400	118,400
Carrying amount - Assets	3,398	3,398	3,398	3,398	4,865	4,865	4,865	4,865
Carrying amount - Liabilities	1,618	1,618	1,618	1,618	976	976	976	976
Change in fair value used for calculating hedge ineffectiveness	1,540				28
Cash flow hedges | Futures
Disclosure of detailed information about hedged items [line items]
Notional amount	21,655	21,655	21,655	21,655
Carrying amount - Assets	33	33	33	33
Carrying amount - Liabilities	147	147	147	147
Change in fair value used for calculating hedge ineffectiveness	93
Cash flow hedges | Interest rate risk
Disclosure of detailed information about hedged items [line items]
Notional amount	55,810	55,810	55,810	55,810	39,165	39,165	39,165	39,165
Carrying amount - Assets	277	277	277	277	307	307	307	307
Carrying amount - Liabilities	261	261	261	261	250	250	250	250
Change in fair value used for calculating hedge ineffectiveness	267				(182)
Cash flow hedges | Interest rate risk | Future interest rate
Disclosure of detailed information about hedged items [line items]
Notional amount	771	771	771	771	127	127	127	127
Carrying amount - Assets	0	0	0	0	0	0	0	0
Carrying amount - Liabilities	0	0	0	0	0	0	0	0
Change in fair value used for calculating hedge ineffectiveness	64				(29)
Cash flow hedges | Interest rate risk | Interest rate swaps
Disclosure of detailed information about hedged items [line items]
Notional amount	21,492	21,492	21,492	21,492	33,956	33,956	33,956	33,956
Carrying amount - Assets	99	99	99	99	240	240	240	240
Carrying amount - Liabilities	97	97	97	97	202	202	202	202
Change in fair value used for calculating hedge ineffectiveness	105				(159)
Cash flow hedges | Interest rate risk | Call money swap
Disclosure of detailed information about hedged items [line items]
Notional amount	6,164	6,164	6,164	6,164
Carrying amount - Assets	30	30	30	30
Carrying amount - Liabilities	12	12	12	12
Change in fair value used for calculating hedge ineffectiveness	(8)
Cash flow hedges | Interest rate risk | Currency swaps
Disclosure of detailed information about hedged items [line items]
Notional amount	2,345	2,345	2,345	2,345	2,350	2,350	2,350	2,350
Carrying amount - Assets	98	98	98	98	57	57	57	57
Carrying amount - Liabilities	5	5	5	5	26	26	26	26
Change in fair value used for calculating hedge ineffectiveness	17				(11)
Cash flow hedges | Interest rate risk | Floor
Disclosure of detailed information about hedged items [line items]
Notional amount	3,383	3,383	3,383	3,383	1,747	1,747	1,747	1,747
Carrying amount - Assets	17	17	17	17	10	10	10	10
Carrying amount - Liabilities	0	0	0	0	0	0	0	0
Change in fair value used for calculating hedge ineffectiveness	(4)				(5)
Cash flow hedges | Interest rate risk | Fx forward
Disclosure of detailed information about hedged items [line items]
Notional amount					985	985	985	985
Carrying amount - Assets					0	0	0	0
Carrying amount - Liabilities					22	22	22	22
Change in fair value used for calculating hedge ineffectiveness					22
Cash flow hedges | Interest rate risk | Futures
Disclosure of detailed information about hedged items [line items]
Notional amount	21,655	21,655	21,655	21,655
Cash flow hedges | Exchange rate risk
Disclosure of detailed information about hedged items [line items]
Notional amount	31,803	31,803	31,803	31,803	38,457	38,457	38,457	38,457
Carrying amount - Assets	463	463	463	463	971	971	971	971
Carrying amount - Liabilities	660	660	660	660	568	568	568	568
Change in fair value used for calculating hedge ineffectiveness	405				878
Cash flow hedges | Exchange rate risk | Future interest rate
Disclosure of detailed information about hedged items [line items]
Notional amount	9,290	9,290	9,290	9,290	4,946	4,946	4,946	4,946
Carrying amount - Assets	0	0	0	0	0	0	0	0
Carrying amount - Liabilities	0	0	0	0	0	0	0	0
Change in fair value used for calculating hedge ineffectiveness	(113)				12
Cash flow hedges | Exchange rate risk | Interest rate swaps
Disclosure of detailed information about hedged items [line items]
Notional amount	888	888	888	888	1,055	1,055	1,055	1,055
Carrying amount - Assets	12	12	12	12	10	10	10	10
Carrying amount - Liabilities	11	11	11	11	5	5	5	5
Change in fair value used for calculating hedge ineffectiveness	6				(8)
Cash flow hedges | Exchange rate risk | Currency swaps
Disclosure of detailed information about hedged items [line items]
Notional amount	11,030	11,030	11,030	11,030	23,904	23,904	23,904	23,904
Carrying amount - Assets	214	214	214	214	775	775	775	775
Carrying amount - Liabilities	433	433	433	433	548	548	548	548
Change in fair value used for calculating hedge ineffectiveness	365				142
Cash flow hedges | Exchange rate risk | Floor
Disclosure of detailed information about hedged items [line items]
Notional amount					314	314	314	314
Carrying amount - Assets					0	0	0	0
Carrying amount - Liabilities					0	0	0	0
Change in fair value used for calculating hedge ineffectiveness					0
Cash flow hedges | Exchange rate risk | Deposits borrowed
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	0	0	0	0
Carrying amount - Assets	0	0	0	0	0	0	0	0
Carrying amount - Liabilities	0	0	0	0	0	0	0	0
Change in fair value used for calculating hedge ineffectiveness	2				(1)
Cash flow hedges | Exchange rate risk | Fx forward
Disclosure of detailed information about hedged items [line items]
Notional amount	10,595	10,595	10,595	10,595	3,283	3,283	3,283	3,283
Carrying amount - Assets	237	237	237	237	186	186	186	186
Carrying amount - Liabilities	216	216	216	216	15	15	15	15
Change in fair value used for calculating hedge ineffectiveness	145				36
Cash flow hedges | Exchange rate risk | Future FX and c/v term FV
Disclosure of detailed information about hedged items [line items]
Notional amount					4,955	4,955	4,955	4,955
Carrying amount - Assets					0	0	0	0
Carrying amount - Liabilities					0	0	0	0
Change in fair value used for calculating hedge ineffectiveness					697
Cash flow hedges | Interest rate and exchange rate risk
Disclosure of detailed information about hedged items [line items]
Notional amount	38,938	38,938	38,938	38,938	34,383	34,383	34,383	34,383
Carrying amount - Assets	2,625	2,625	2,625	2,625	3,542	3,542	3,542	3,542
Carrying amount - Liabilities	640	640	640	640	124	124	124	124
Change in fair value used for calculating hedge ineffectiveness	826				(665)
Cash flow hedges | Interest rate and exchange rate risk | Interest rate swaps
Disclosure of detailed information about hedged items [line items]
Notional amount	7,347	7,347	7,347	7,347	12,572	12,572	12,572	12,572
Carrying amount - Assets	133	133	133	133	20	20	20	20
Carrying amount - Liabilities	5	5	5	5	97	97	97	97
Change in fair value used for calculating hedge ineffectiveness	(201)				7
Cash flow hedges | Interest rate and exchange rate risk | Call money swap
Disclosure of detailed information about hedged items [line items]
Notional amount	4,547	4,547	4,547	4,547
Carrying amount - Assets	0	0	0	0
Carrying amount - Liabilities	13	13	13	13
Change in fair value used for calculating hedge ineffectiveness	7
Cash flow hedges | Interest rate and exchange rate risk | Currency swaps
Disclosure of detailed information about hedged items [line items]
Notional amount	27,044	27,044	27,044	27,044	21,811	21,811	21,811	21,811
Carrying amount - Assets	2,492	2,492	2,492	2,492	3,522	3,522	3,522	3,522
Carrying amount - Liabilities	622	622	622	622	27	27	27	27
Change in fair value used for calculating hedge ineffectiveness	1,020				(672)
Cash flow hedges | Inflation risk
Disclosure of detailed information about hedged items [line items]
Notional amount	8,830	8,830	8,830	8,830	6,318	6,318	6,318	6,318
Carrying amount - Assets	33	33	33	33	45	45	45	45
Carrying amount - Liabilities	53	53	53	53	30	30	30	30
Change in fair value used for calculating hedge ineffectiveness	44				(11)
Cash flow hedges | Inflation risk | Call money swap
Disclosure of detailed information about hedged items [line items]
Notional amount	89	89	89	89
Carrying amount - Assets	0	0	0	0
Carrying amount - Liabilities	7	7	7	7
Change in fair value used for calculating hedge ineffectiveness	4
Cash flow hedges | Inflation risk | Currency swaps
Disclosure of detailed information about hedged items [line items]
Notional amount	6,511	6,511	6,511	6,511	5,904	5,904	5,904	5,904
Carrying amount - Assets	28	28	28	28	45	45	45	45
Carrying amount - Liabilities	42	42	42	42	21	21	21	21
Change in fair value used for calculating hedge ineffectiveness	44				(12)
Cash flow hedges | Inflation risk | Fx forward
Disclosure of detailed information about hedged items [line items]
Notional amount	2,230	2,230	2,230	2,230	414	414	414	414
Carrying amount - Assets	5	5	5	5	0	0	0	0
Carrying amount - Liabilities	4	4	4	4	9	9	9	9
Change in fair value used for calculating hedge ineffectiveness	(4)				1
Cash flow hedges | Equity risk
Disclosure of detailed information about hedged items [line items]
Notional amount	58	58	58	58	77	77	77	77
Carrying amount - Assets	0	0	0	0	0	0	0	0
Carrying amount - Liabilities	4	4	4	4	4	4	4	4
Change in fair value used for calculating hedge ineffectiveness	(2)				8
Cash flow hedges | Equity risk | Option
Disclosure of detailed information about hedged items [line items]
Notional amount	58	58	58	58	77	77	77	77
Carrying amount - Assets	0	0	0	0	0	0	0	0
Carrying amount - Liabilities	4	4	4	4	4	4	4	4
Change in fair value used for calculating hedge ineffectiveness	(2)				8
Cash flow hedges | Other risk
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	0	0	0	0
Carrying amount - Assets	0	0	0	0	0	0	0	0
Carrying amount - Liabilities	0	0	0	0	0	0	0	0
Change in fair value used for calculating hedge ineffectiveness	0				0
Cash flow hedges | Other risk | Future FX and c/v term FV
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	0	0	0	0
Carrying amount - Assets	0	0	0	0	0	0	0	0
Carrying amount - Liabilities	0	0	0	0	0	0	0	0
Change in fair value used for calculating hedge ineffectiveness	0				0
Cash flow hedges | Other risk | Future FX and c/v term RF
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	0	0	0	0
Hedges of net investment in foreign operations
Disclosure of detailed information about hedged items [line items]
Notional amount	24,477	24,477	24,477	24,477	21,688	21,688	21,688	21,688
Carrying amount - Assets	248	248	248	248	291	291	291	291
Carrying amount - Liabilities	781	781	781	781	273	273	273	273
Change in fair value used for calculating hedge ineffectiveness	0				1
Hedges of net investment in foreign operations | Exchange rate risk
Disclosure of detailed information about hedged items [line items]
Notional amount	24,477	24,477	24,477	24,477	21,688	21,688	21,688	21,688
Carrying amount - Assets	248	248	248	248	291	291	291	291
Carrying amount - Liabilities	781	781	781	781	273	273	273	273
Change in fair value used for calculating hedge ineffectiveness	0				1
Hedges of net investment in foreign operations | Exchange rate risk | Fx forward
Disclosure of detailed information about hedged items [line items]
Notional amount	24,477	24,477	24,477	24,477	21,688	21,688	21,688	21,688
Carrying amount - Assets	248	248	248	248	291	291	291	291
Carrying amount - Liabilities	781	781	781	781	273	273	273	273
Change in fair value used for calculating hedge ineffectiveness	0				(1)
Grupo Santander UK | Fair value hedges | Interest rate risk
Disclosure of detailed information about hedged items [line items]
Notional amount	110,854	110,854	110,854	110,854	94,288	94,288	94,288	94,288
Grupo Santander UK | Fair value hedges | Interest rate and exchange rate risk
Disclosure of detailed information about hedged items [line items]
Notional amount	2,019	2,019	2,019	2,019	5,687	5,687	5,687	5,687
Grupo Santander UK | Cash flow hedges | Interest rate risk
Disclosure of detailed information about hedged items [line items]
Notional amount	7,729	7,729	7,729	7,729	7,608	7,608	7,608	7,608
Grupo Santander UK | Cash flow hedges | Exchange rate risk
Disclosure of detailed information about hedged items [line items]
Notional amount	15,322	15,322	15,322	15,322	17,673	17,673	17,673	17,673
Grupo Santander UK | Cash flow hedges | Interest rate and exchange rate risk
Disclosure of detailed information about hedged items [line items]
Notional amount	30,960	30,960	30,960	30,960	33,642	33,642	33,642	33,642
More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	60,422	60,422	60,422	60,422	61,860	61,860	61,860	61,860
More than five years | Fair value hedges
Disclosure of detailed information about hedged items [line items]
Notional amount	48,198	48,198	48,198	48,198	49,039	49,039	49,039	49,039
More than five years | Fair value hedges | Interest rate risk
Disclosure of detailed information about hedged items [line items]
Notional amount	45,317	45,317	45,317	45,317	46,310	46,310	46,310	46,310
More than five years | Fair value hedges | Interest rate risk | Equity swap
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	0	0	0	0
More than five years | Fair value hedges | Interest rate risk | Future interest rate
Disclosure of detailed information about hedged items [line items]
Notional amount	5,637	5,637	5,637	5,637	1,391	1,391	1,391	1,391
More than five years | Fair value hedges | Interest rate risk | Interest rate swaps
Disclosure of detailed information about hedged items [line items]
Notional amount	26,317	26,317	26,317	26,317	32,407	32,407	32,407	32,407
More than five years | Fair value hedges | Interest rate risk | Call money swap
Disclosure of detailed information about hedged items [line items]
Notional amount	8,061	8,061	8,061	8,061	10,426	10,426	10,426	10,426
More than five years | Fair value hedges | Interest rate risk | Currency swaps
Disclosure of detailed information about hedged items [line items]
Notional amount	5,142	5,142	5,142	5,142	1,875	1,875	1,875	1,875
More than five years | Fair value hedges | Interest rate risk | Swaption
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	0	0	0	0
More than five years | Fair value hedges | Interest rate risk | Collar
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	15	15	15	15
More than five years | Fair value hedges | Interest rate risk | Floor
Disclosure of detailed information about hedged items [line items]
Notional amount	160	160	160	160	196	196	196	196
More than five years | Fair value hedges | Exchange rate risk
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	0	0	0	0
More than five years | Fair value hedges | Exchange rate risk | Currency swaps
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0
More than five years | Fair value hedges | Exchange rate risk | Fx forward
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	0	0	0	0
More than five years | Fair value hedges | Interest rate and exchange rate risk
Disclosure of detailed information about hedged items [line items]
Notional amount	2,881	2,881	2,881	2,881	2,556	2,556	2,556	2,556
More than five years | Fair value hedges | Interest rate and exchange rate risk | Interest rate swaps
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	370	370	370	370
More than five years | Fair value hedges | Interest rate and exchange rate risk | Call money swap
Disclosure of detailed information about hedged items [line items]
Notional amount	256	256	256	256	20	20	20	20
More than five years | Fair value hedges | Interest rate and exchange rate risk | Currency swaps
Disclosure of detailed information about hedged items [line items]
Notional amount	2,625	2,625	2,625	2,625	2,166	2,166	2,166	2,166
More than five years | Fair value hedges | Inflation risk
Disclosure of detailed information about hedged items [line items]
Notional amount					168	168	168	168
More than five years | Fair value hedges | Inflation risk | Call money swap
Disclosure of detailed information about hedged items [line items]
Notional amount					64	64	64	64
More than five years | Fair value hedges | Inflation risk | Currency swaps
Disclosure of detailed information about hedged items [line items]
Notional amount					104	104	104	104
More than five years | Fair value hedges | Credit risk
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	5	5	5	5
More than five years | Fair value hedges | Credit risk | CDS
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	5	5	5	5
More than five years | Cash flow hedges
Disclosure of detailed information about hedged items [line items]
Notional amount	12,224	12,224	12,224	12,224	12,821	12,821	12,821	12,821
More than five years | Cash flow hedges | Interest rate risk
Disclosure of detailed information about hedged items [line items]
Notional amount	1,265	1,265	1,265	1,265	552	552	552	552
More than five years | Cash flow hedges | Interest rate risk | Future interest rate
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	0	0	0	0
More than five years | Cash flow hedges | Interest rate risk | Interest rate swaps
Disclosure of detailed information about hedged items [line items]
Notional amount	142	142	142	142	217	217	217	217
More than five years | Cash flow hedges | Interest rate risk | Call money swap
Disclosure of detailed information about hedged items [line items]
Notional amount	588	588	588	588
More than five years | Cash flow hedges | Interest rate risk | Currency swaps
Disclosure of detailed information about hedged items [line items]
Notional amount	535	535	535	535	335	335	335	335
More than five years | Cash flow hedges | Interest rate risk | Floor
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	0	0	0	0
More than five years | Cash flow hedges | Interest rate risk | Fx forward
Disclosure of detailed information about hedged items [line items]
Notional amount					0	0	0	0
More than five years | Cash flow hedges | Interest rate risk | Futures
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0
More than five years | Cash flow hedges | Exchange rate risk
Disclosure of detailed information about hedged items [line items]
Notional amount	854	854	854	854	933	933	933	933
More than five years | Cash flow hedges | Exchange rate risk | Future interest rate
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	0	0	0	0
More than five years | Cash flow hedges | Exchange rate risk | Interest rate swaps
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	0	0	0	0
More than five years | Cash flow hedges | Exchange rate risk | Currency swaps
Disclosure of detailed information about hedged items [line items]
Notional amount	854	854	854	854	933	933	933	933
More than five years | Cash flow hedges | Exchange rate risk | Floor
Disclosure of detailed information about hedged items [line items]
Notional amount					0	0	0	0
More than five years | Cash flow hedges | Exchange rate risk | Fx forward
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	0	0	0	0
More than five years | Cash flow hedges | Exchange rate risk | Future FX and c/v term FV
Disclosure of detailed information about hedged items [line items]
Notional amount					0	0	0	0
More than five years | Cash flow hedges | Interest rate and exchange rate risk
Disclosure of detailed information about hedged items [line items]
Notional amount	7,541	7,541	7,541	7,541	9,524	9,524	9,524	9,524
More than five years | Cash flow hedges | Interest rate and exchange rate risk | Interest rate swaps
Disclosure of detailed information about hedged items [line items]
Notional amount	2,550	2,550	2,550	2,550	3,210	3,210	3,210	3,210
More than five years | Cash flow hedges | Interest rate and exchange rate risk | Call money swap
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0
More than five years | Cash flow hedges | Interest rate and exchange rate risk | Currency swaps
Disclosure of detailed information about hedged items [line items]
Notional amount	4,991	4,991	4,991	4,991	6,314	6,314	6,314	6,314
More than five years | Cash flow hedges | Inflation risk
Disclosure of detailed information about hedged items [line items]
Notional amount	2,562	2,562	2,562	2,562	1,812	1,812	1,812	1,812
More than five years | Cash flow hedges | Inflation risk | Call money swap
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0
More than five years | Cash flow hedges | Inflation risk | Currency swaps
Disclosure of detailed information about hedged items [line items]
Notional amount	2,562	2,562	2,562	2,562	1,812	1,812	1,812	1,812
More than five years | Cash flow hedges | Inflation risk | Fx forward
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	0	0	0	0
More than five years | Cash flow hedges | Equity risk
Disclosure of detailed information about hedged items [line items]
Notional amount	2	2	2	2	0	0	0	0
More than five years | Cash flow hedges | Equity risk | Option
Disclosure of detailed information about hedged items [line items]
Notional amount	2	2	2	2	0	0	0	0
More than five years | Cash flow hedges | Other risk
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	0	0	0	0
More than five years | Cash flow hedges | Other risk | Future FX and c/v term RF
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	0	0	0	0
More than five years | Hedges of net investment in foreign operations
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	0	0	0	0
More than five years | Hedges of net investment in foreign operations | Exchange rate risk
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	0	0	0	0
More than five years | Hedges of net investment in foreign operations | Exchange rate risk | Fx forward
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	0	0	0	0
More than five years | Grupo Santander UK | Fair value hedges | Interest rate risk
Disclosure of detailed information about hedged items [line items]
Notional amount	15,397	15,397	15,397	15,397	17,498	17,498	17,498	17,498
More than five years | Grupo Santander UK | Fair value hedges | Interest rate and exchange rate risk
Disclosure of detailed information about hedged items [line items]
Notional amount	738	€ 738	738	€ 738	585	€ 585	585	€ 585
Average foreign exchange rate		1.160		0.000		1.168		0.000
More than five years | Grupo Santander UK | Cash flow hedges | Interest rate risk
Disclosure of detailed information about hedged items [line items]
Notional amount	588	€ 588	588	€ 588	0	€ 0	0	€ 0
More than five years | Grupo Santander UK | Cash flow hedges | Exchange rate risk
Disclosure of detailed information about hedged items [line items]
Notional amount	0	€ 0	€ 0	€ 0	0	€ 0	€ 0	€ 0
Average foreign exchange rate		0.000	0.000	0.000		0.000	0.000	0.000
More than five years | Grupo Santander UK | Cash flow hedges | Interest rate and exchange rate risk
Disclosure of detailed information about hedged items [line items]
Notional amount	7,291	€ 7,291	€ 7,291	€ 7,291	9,495	€ 9,495	€ 9,495	€ 9,495
Average foreign exchange rate		1.209		1.450		1.217		1.511
1 month
Disclosure of detailed information about hedged items [line items]
Notional amount	25,057	€ 25,057	25,057	€ 25,057	28,616	€ 28,616	28,616	€ 28,616
1 month | Fair value hedges
Disclosure of detailed information about hedged items [line items]
Notional amount	5,816	5,816	5,816	5,816	9,377	9,377	9,377	9,377
1 month | Fair value hedges | Interest rate risk
Disclosure of detailed information about hedged items [line items]
Notional amount	5,468	5,468	5,468	5,468	8,436	8,436	8,436	8,436
1 month | Fair value hedges | Interest rate risk | Equity swap
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	0	0	0	0
1 month | Fair value hedges | Interest rate risk | Future interest rate
Disclosure of detailed information about hedged items [line items]
Notional amount	16	16	16	16	668	668	668	668
1 month | Fair value hedges | Interest rate risk | Interest rate swaps
Disclosure of detailed information about hedged items [line items]
Notional amount	734	734	734	734	7,672	7,672	7,672	7,672
1 month | Fair value hedges | Interest rate risk | Call money swap
Disclosure of detailed information about hedged items [line items]
Notional amount	4,674	4,674	4,674	4,674	96	96	96	96
1 month | Fair value hedges | Interest rate risk | Currency swaps
Disclosure of detailed information about hedged items [line items]
Notional amount	44	44	44	44	0	0	0	0
1 month | Fair value hedges | Interest rate risk | Swaption
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	0	0	0	0
1 month | Fair value hedges | Interest rate risk | Collar
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	0	0	0	0
1 month | Fair value hedges | Interest rate risk | Floor
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	0	0	0	0
1 month | Fair value hedges | Exchange rate risk
Disclosure of detailed information about hedged items [line items]
Notional amount	333	333	333	333	17	17	17	17
1 month | Fair value hedges | Exchange rate risk | Currency swaps
Disclosure of detailed information about hedged items [line items]
Notional amount	4	4	4	4
1 month | Fair value hedges | Exchange rate risk | Fx forward
Disclosure of detailed information about hedged items [line items]
Notional amount	329	329	329	329	17	17	17	17
1 month | Fair value hedges | Interest rate and exchange rate risk
Disclosure of detailed information about hedged items [line items]
Notional amount	15	15	15	15	924	924	924	924
1 month | Fair value hedges | Interest rate and exchange rate risk | Interest rate swaps
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	445	445	445	445
1 month | Fair value hedges | Interest rate and exchange rate risk | Call money swap
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	0	0	0	0
1 month | Fair value hedges | Interest rate and exchange rate risk | Currency swaps
Disclosure of detailed information about hedged items [line items]
Notional amount	15	15	15	15	479	479	479	479
1 month | Fair value hedges | Inflation risk
Disclosure of detailed information about hedged items [line items]
Notional amount					0	0	0	0
1 month | Fair value hedges | Inflation risk | Call money swap
Disclosure of detailed information about hedged items [line items]
Notional amount					0	0	0	0
1 month | Fair value hedges | Inflation risk | Currency swaps
Disclosure of detailed information about hedged items [line items]
Notional amount					0	0	0	0
1 month | Fair value hedges | Credit risk
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	0	0	0	0
1 month | Fair value hedges | Credit risk | CDS
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	0	0	0	0
1 month | Cash flow hedges
Disclosure of detailed information about hedged items [line items]
Notional amount	16,506	16,506	16,506	16,506	18,684	18,684	18,684	18,684
1 month | Cash flow hedges | Interest rate risk
Disclosure of detailed information about hedged items [line items]
Notional amount	13,023	13,023	13,023	13,023	2,079	2,079	2,079	2,079
1 month | Cash flow hedges | Interest rate risk | Future interest rate
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	2	2	2	2
1 month | Cash flow hedges | Interest rate risk | Interest rate swaps
Disclosure of detailed information about hedged items [line items]
Notional amount	460	460	460	460	2,028	2,028	2,028	2,028
1 month | Cash flow hedges | Interest rate risk | Call money swap
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0
1 month | Cash flow hedges | Interest rate risk | Currency swaps
Disclosure of detailed information about hedged items [line items]
Notional amount	259	259	259	259	0	0	0	0
1 month | Cash flow hedges | Interest rate risk | Floor
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	0	0	0	0
1 month | Cash flow hedges | Interest rate risk | Fx forward
Disclosure of detailed information about hedged items [line items]
Notional amount					49	49	49	49
1 month | Cash flow hedges | Interest rate risk | Futures
Disclosure of detailed information about hedged items [line items]
Notional amount	12,304	12,304	12,304	12,304
1 month | Cash flow hedges | Exchange rate risk
Disclosure of detailed information about hedged items [line items]
Notional amount	2,300	2,300	2,300	2,300	16,166	16,166	16,166	16,166
1 month | Cash flow hedges | Exchange rate risk | Future interest rate
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	4,946	4,946	4,946	4,946
1 month | Cash flow hedges | Exchange rate risk | Interest rate swaps
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	0	0	0	0
1 month | Cash flow hedges | Exchange rate risk | Currency swaps
Disclosure of detailed information about hedged items [line items]
Notional amount	127	127	127	127	4,842	4,842	4,842	4,842
1 month | Cash flow hedges | Exchange rate risk | Floor
Disclosure of detailed information about hedged items [line items]
Notional amount					0	0	0	0
1 month | Cash flow hedges | Exchange rate risk | Fx forward
Disclosure of detailed information about hedged items [line items]
Notional amount	2,173	2,173	2,173	2,173	1,423	1,423	1,423	1,423
1 month | Cash flow hedges | Exchange rate risk | Future FX and c/v term FV
Disclosure of detailed information about hedged items [line items]
Notional amount					4,955	4,955	4,955	4,955
1 month | Cash flow hedges | Interest rate and exchange rate risk
Disclosure of detailed information about hedged items [line items]
Notional amount	1,086	1,086	1,086	1,086	0	0	0	0
1 month | Cash flow hedges | Interest rate and exchange rate risk | Interest rate swaps
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	0	0	0	0
1 month | Cash flow hedges | Interest rate and exchange rate risk | Call money swap
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0
1 month | Cash flow hedges | Interest rate and exchange rate risk | Currency swaps
Disclosure of detailed information about hedged items [line items]
Notional amount	1,086	1,086	1,086	1,086	0	0	0	0
1 month | Cash flow hedges | Inflation risk
Disclosure of detailed information about hedged items [line items]
Notional amount	97	97	97	97	439	439	439	439
1 month | Cash flow hedges | Inflation risk | Currency swaps
Disclosure of detailed information about hedged items [line items]
Notional amount	97	97	97	97	439	439	439	439
1 month | Cash flow hedges | Inflation risk | Fx forward
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	0	0	0	0
1 month | Cash flow hedges | Equity risk
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	0	0	0	0
1 month | Cash flow hedges | Equity risk | Option
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	0	0	0	0
1 month | Cash flow hedges | Other risk
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	0	0	0	0
1 month | Cash flow hedges | Other risk | Future FX and c/v term RF
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	0	0	0	0
1 month | Hedges of net investment in foreign operations
Disclosure of detailed information about hedged items [line items]
Notional amount	2,735	2,735	2,735	2,735	555	555	555	555
1 month | Hedges of net investment in foreign operations | Exchange rate risk
Disclosure of detailed information about hedged items [line items]
Notional amount	2,735	2,735	2,735	2,735	555	555	555	555
1 month | Hedges of net investment in foreign operations | Exchange rate risk | Fx forward
Disclosure of detailed information about hedged items [line items]
Notional amount	2,735	2,735	2,735	2,735	555	555	555	555
1 month | Grupo Santander UK | Fair value hedges | Interest rate risk
Disclosure of detailed information about hedged items [line items]
Notional amount	5,118	5,118	5,118	5,118	6,888	6,888	6,888	6,888
1 month | Grupo Santander UK | Fair value hedges | Interest rate and exchange rate risk
Disclosure of detailed information about hedged items [line items]
Notional amount	0	€ 0	0	€ 0	877	€ 877	877	€ 877
Average foreign exchange rate		0.000		0.000		0.000		1.580
1 month | Grupo Santander UK | Cash flow hedges | Interest rate risk
Disclosure of detailed information about hedged items [line items]
Notional amount	0	€ 0	0	€ 0	0	€ 0	0	€ 0
1 month | Grupo Santander UK | Cash flow hedges | Exchange rate risk
Disclosure of detailed information about hedged items [line items]
Notional amount	1,395	€ 1,395	€ 1,395	€ 1,395	4,378	€ 4,378	€ 4,378	€ 4,378
Average foreign exchange rate		0.000	0.000	1.286		0.000	0.000	1.304
1 month | Grupo Santander UK | Cash flow hedges | Interest rate and exchange rate risk
Disclosure of detailed information about hedged items [line items]
Notional amount	954	€ 954	€ 954	€ 954	0	€ 0	€ 0	€ 0
Average foreign exchange rate		1.274		0.000		0.000		0.000
1 to 3 months
Disclosure of detailed information about hedged items [line items]
Notional amount	24,694	€ 24,694	24,694	€ 24,694	25,760	€ 25,760	25,760	€ 25,760
1 to 3 months | Fair value hedges
Disclosure of detailed information about hedged items [line items]
Notional amount	14,591	14,591	14,591	14,591	17,989	17,989	17,989	17,989
1 to 3 months | Fair value hedges | Interest rate risk
Disclosure of detailed information about hedged items [line items]
Notional amount	9,055	9,055	9,055	9,055	12,519	12,519	12,519	12,519
1 to 3 months | Fair value hedges | Interest rate risk | Equity swap
Disclosure of detailed information about hedged items [line items]
Notional amount	11	11	11	11	27	27	27	27
1 to 3 months | Fair value hedges | Interest rate risk | Future interest rate
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	2,012	2,012	2,012	2,012
1 to 3 months | Fair value hedges | Interest rate risk | Interest rate swaps
Disclosure of detailed information about hedged items [line items]
Notional amount	3,532	3,532	3,532	3,532	10,213	10,213	10,213	10,213
1 to 3 months | Fair value hedges | Interest rate risk | Call money swap
Disclosure of detailed information about hedged items [line items]
Notional amount	5,318	5,318	5,318	5,318	267	267	267	267
1 to 3 months | Fair value hedges | Interest rate risk | Currency swaps
Disclosure of detailed information about hedged items [line items]
Notional amount	194	194	194	194	0	0	0	0
1 to 3 months | Fair value hedges | Interest rate risk | Swaption
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	0	0	0	0
1 to 3 months | Fair value hedges | Interest rate risk | Collar
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	0	0	0	0
1 to 3 months | Fair value hedges | Interest rate risk | Floor
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	0	0	0	0
1 to 3 months | Fair value hedges | Exchange rate risk
Disclosure of detailed information about hedged items [line items]
Notional amount	4,090	4,090	4,090	4,090	1,855	1,855	1,855	1,855
1 to 3 months | Fair value hedges | Exchange rate risk | Currency swaps
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0
1 to 3 months | Fair value hedges | Exchange rate risk | Fx forward
Disclosure of detailed information about hedged items [line items]
Notional amount	4,090	4,090	4,090	4,090	1,855	1,855	1,855	1,855
1 to 3 months | Fair value hedges | Interest rate and exchange rate risk
Disclosure of detailed information about hedged items [line items]
Notional amount	1,432	1,432	1,432	1,432	3,615	3,615	3,615	3,615
1 to 3 months | Fair value hedges | Interest rate and exchange rate risk | Interest rate swaps
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	1,462	1,462	1,462	1,462
1 to 3 months | Fair value hedges | Interest rate and exchange rate risk | Call money swap
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	0	0	0	0
1 to 3 months | Fair value hedges | Interest rate and exchange rate risk | Currency swaps
Disclosure of detailed information about hedged items [line items]
Notional amount	1,432	1,432	1,432	1,432	2,153	2,153	2,153	2,153
1 to 3 months | Fair value hedges | Inflation risk
Disclosure of detailed information about hedged items [line items]
Notional amount					0	0	0	0
1 to 3 months | Fair value hedges | Inflation risk | Call money swap
Disclosure of detailed information about hedged items [line items]
Notional amount					0	0	0	0
1 to 3 months | Fair value hedges | Inflation risk | Currency swaps
Disclosure of detailed information about hedged items [line items]
Notional amount					0	0	0	0
1 to 3 months | Fair value hedges | Credit risk
Disclosure of detailed information about hedged items [line items]
Notional amount	14	14	14	14	0	0	0	0
1 to 3 months | Fair value hedges | Credit risk | CDS
Disclosure of detailed information about hedged items [line items]
Notional amount	14	14	14	14	0	0	0	0
1 to 3 months | Cash flow hedges
Disclosure of detailed information about hedged items [line items]
Notional amount	5,912	5,912	5,912	5,912	6,994	6,994	6,994	6,994
1 to 3 months | Cash flow hedges | Interest rate risk
Disclosure of detailed information about hedged items [line items]
Notional amount	2,179	2,179	2,179	2,179	2,984	2,984	2,984	2,984
1 to 3 months | Cash flow hedges | Interest rate risk | Future interest rate
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	0	0	0	0
1 to 3 months | Cash flow hedges | Interest rate risk | Interest rate swaps
Disclosure of detailed information about hedged items [line items]
Notional amount	864	864	864	864	2,161	2,161	2,161	2,161
1 to 3 months | Cash flow hedges | Interest rate risk | Call money swap
Disclosure of detailed information about hedged items [line items]
Notional amount	398	398	398	398
1 to 3 months | Cash flow hedges | Interest rate risk | Currency swaps
Disclosure of detailed information about hedged items [line items]
Notional amount	354	354	354	354	446	446	446	446
1 to 3 months | Cash flow hedges | Interest rate risk | Floor
Disclosure of detailed information about hedged items [line items]
Notional amount	178	178	178	178	0	0	0	0
1 to 3 months | Cash flow hedges | Interest rate risk | Fx forward
Disclosure of detailed information about hedged items [line items]
Notional amount					377	377	377	377
1 to 3 months | Cash flow hedges | Interest rate risk | Futures
Disclosure of detailed information about hedged items [line items]
Notional amount	385	385	385	385
1 to 3 months | Cash flow hedges | Exchange rate risk
Disclosure of detailed information about hedged items [line items]
Notional amount	2,572	2,572	2,572	2,572	3,478	3,478	3,478	3,478
1 to 3 months | Cash flow hedges | Exchange rate risk | Future interest rate
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	0	0	0	0
1 to 3 months | Cash flow hedges | Exchange rate risk | Interest rate swaps
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	0	0	0	0
1 to 3 months | Cash flow hedges | Exchange rate risk | Currency swaps
Disclosure of detailed information about hedged items [line items]
Notional amount	826	826	826	826	3,478	3,478	3,478	3,478
1 to 3 months | Cash flow hedges | Exchange rate risk | Floor
Disclosure of detailed information about hedged items [line items]
Notional amount					0	0	0	0
1 to 3 months | Cash flow hedges | Exchange rate risk | Fx forward
Disclosure of detailed information about hedged items [line items]
Notional amount	1,746	1,746	1,746	1,746	0	0	0	0
1 to 3 months | Cash flow hedges | Exchange rate risk | Future FX and c/v term FV
Disclosure of detailed information about hedged items [line items]
Notional amount					0	0	0	0
1 to 3 months | Cash flow hedges | Interest rate and exchange rate risk
Disclosure of detailed information about hedged items [line items]
Notional amount	308	308	308	308	8	8	8	8
1 to 3 months | Cash flow hedges | Interest rate and exchange rate risk | Interest rate swaps
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	8	8	8	8
1 to 3 months | Cash flow hedges | Interest rate and exchange rate risk | Call money swap
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0
1 to 3 months | Cash flow hedges | Interest rate and exchange rate risk | Currency swaps
Disclosure of detailed information about hedged items [line items]
Notional amount	308	308	308	308	0	0	0	0
1 to 3 months | Cash flow hedges | Inflation risk
Disclosure of detailed information about hedged items [line items]
Notional amount	853	853	853	853	524	524	524	524
1 to 3 months | Cash flow hedges | Inflation risk | Call money swap
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0
1 to 3 months | Cash flow hedges | Inflation risk | Currency swaps
Disclosure of detailed information about hedged items [line items]
Notional amount	736	736	736	736	403	403	403	403
1 to 3 months | Cash flow hedges | Inflation risk | Fx forward
Disclosure of detailed information about hedged items [line items]
Notional amount	117	117	117	117	121	121	121	121
1 to 3 months | Cash flow hedges | Equity risk
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	0	0	0	0
1 to 3 months | Cash flow hedges | Equity risk | Option
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	0	0	0	0
1 to 3 months | Cash flow hedges | Other risk
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	0	0	0	0
1 to 3 months | Cash flow hedges | Other risk | Future FX and c/v term RF
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	0	0	0	0
1 to 3 months | Hedges of net investment in foreign operations
Disclosure of detailed information about hedged items [line items]
Notional amount	4,191	4,191	4,191	4,191	777	777	777	777
1 to 3 months | Hedges of net investment in foreign operations | Exchange rate risk
Disclosure of detailed information about hedged items [line items]
Notional amount	4,191	4,191	4,191	4,191	777	777	777	777
1 to 3 months | Hedges of net investment in foreign operations | Exchange rate risk | Fx forward
Disclosure of detailed information about hedged items [line items]
Notional amount	4,191	4,191	4,191	4,191	777	777	777	777
1 to 3 months | Grupo Santander UK | Fair value hedges | Interest rate risk
Disclosure of detailed information about hedged items [line items]
Notional amount	6,822	6,822	6,822	6,822	9,403	9,403	9,403	9,403
1 to 3 months | Grupo Santander UK | Fair value hedges | Interest rate and exchange rate risk
Disclosure of detailed information about hedged items [line items]
Notional amount	887	€ 887	887	€ 887	2,894	€ 2,894	2,894	€ 2,894
Average foreign exchange rate		0.000		1.511		0.000		1.332
1 to 3 months | Grupo Santander UK | Cash flow hedges | Interest rate risk
Disclosure of detailed information about hedged items [line items]
Notional amount	398	€ 398	398	€ 398	1,917	€ 1,917	1,917	€ 1,917
1 to 3 months | Grupo Santander UK | Cash flow hedges | Exchange rate risk
Disclosure of detailed information about hedged items [line items]
Notional amount	2,491	€ 2,491	€ 2,491	€ 2,491	2,853	€ 2,853	€ 2,853	€ 2,853
Average foreign exchange rate		1.144	145.928	1.252		0.000	147.215	1.307
1 to 3 months | Grupo Santander UK | Cash flow hedges | Interest rate and exchange rate risk
Disclosure of detailed information about hedged items [line items]
Notional amount	0	€ 0	€ 0	€ 0	0	€ 0	€ 0	€ 0
Average foreign exchange rate		0.000		0.000		0.000		0.000
3 to 12 months
Disclosure of detailed information about hedged items [line items]
Notional amount	96,106	€ 96,106	96,106	€ 96,106	51,794	€ 51,794	51,794	€ 51,794
3 to 12 months | Fair value hedges
Disclosure of detailed information about hedged items [line items]
Notional amount	43,236	43,236	43,236	43,236	23,773	23,773	23,773	23,773
3 to 12 months | Fair value hedges | Interest rate risk
Disclosure of detailed information about hedged items [line items]
Notional amount	37,627	37,627	37,627	37,627	21,987	21,987	21,987	21,987
3 to 12 months | Fair value hedges | Interest rate risk | Equity swap
Disclosure of detailed information about hedged items [line items]
Notional amount	25	25	25	25	46	46	46	46
3 to 12 months | Fair value hedges | Interest rate risk | Future interest rate
Disclosure of detailed information about hedged items [line items]
Notional amount	606	606	606	606	981	981	981	981
3 to 12 months | Fair value hedges | Interest rate risk | Interest rate swaps
Disclosure of detailed information about hedged items [line items]
Notional amount	24,382	24,382	24,382	24,382	18,423	18,423	18,423	18,423
3 to 12 months | Fair value hedges | Interest rate risk | Call money swap
Disclosure of detailed information about hedged items [line items]
Notional amount	12,085	12,085	12,085	12,085	1,823	1,823	1,823	1,823
3 to 12 months | Fair value hedges | Interest rate risk | Currency swaps
Disclosure of detailed information about hedged items [line items]
Notional amount	529	529	529	529	714	714	714	714
3 to 12 months | Fair value hedges | Interest rate risk | Swaption
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	0	0	0	0
3 to 12 months | Fair value hedges | Interest rate risk | Collar
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	0	0	0	0
3 to 12 months | Fair value hedges | Interest rate risk | Floor
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	0	0	0	0
3 to 12 months | Fair value hedges | Exchange rate risk
Disclosure of detailed information about hedged items [line items]
Notional amount	5,172	5,172	5,172	5,172	1,147	1,147	1,147	1,147
3 to 12 months | Fair value hedges | Exchange rate risk | Currency swaps
Disclosure of detailed information about hedged items [line items]
Notional amount	90	90	90	90
3 to 12 months | Fair value hedges | Exchange rate risk | Fx forward
Disclosure of detailed information about hedged items [line items]
Notional amount	5,082	5,082	5,082	5,082	1,147	1,147	1,147	1,147
3 to 12 months | Fair value hedges | Interest rate and exchange rate risk
Disclosure of detailed information about hedged items [line items]
Notional amount	437	437	437	437	639	639	639	639
3 to 12 months | Fair value hedges | Interest rate and exchange rate risk | Interest rate swaps
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	35	35	35	35
3 to 12 months | Fair value hedges | Interest rate and exchange rate risk | Call money swap
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	0	0	0	0
3 to 12 months | Fair value hedges | Interest rate and exchange rate risk | Currency swaps
Disclosure of detailed information about hedged items [line items]
Notional amount	437	437	437	437	604	604	604	604
3 to 12 months | Fair value hedges | Inflation risk
Disclosure of detailed information about hedged items [line items]
Notional amount					0	0	0	0
3 to 12 months | Fair value hedges | Inflation risk | Call money swap
Disclosure of detailed information about hedged items [line items]
Notional amount					0	0	0	0
3 to 12 months | Fair value hedges | Inflation risk | Currency swaps
Disclosure of detailed information about hedged items [line items]
Notional amount					0	0	0	0
3 to 12 months | Fair value hedges | Credit risk
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	0	0	0	0
3 to 12 months | Fair value hedges | Credit risk | CDS
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	0	0	0	0
3 to 12 months | Cash flow hedges
Disclosure of detailed information about hedged items [line items]
Notional amount	38,678	38,678	38,678	38,678	16,954	16,954	16,954	16,954
3 to 12 months | Cash flow hedges | Interest rate risk
Disclosure of detailed information about hedged items [line items]
Notional amount	13,011	13,011	13,011	13,011	7,530	7,530	7,530	7,530
3 to 12 months | Cash flow hedges | Interest rate risk | Future interest rate
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	0	0	0	0
3 to 12 months | Cash flow hedges | Interest rate risk | Interest rate swaps
Disclosure of detailed information about hedged items [line items]
Notional amount	7,441	7,441	7,441	7,441	5,957	5,957	5,957	5,957
3 to 12 months | Cash flow hedges | Interest rate risk | Call money swap
Disclosure of detailed information about hedged items [line items]
Notional amount	1,253	1,253	1,253	1,253
3 to 12 months | Cash flow hedges | Interest rate risk | Currency swaps
Disclosure of detailed information about hedged items [line items]
Notional amount	231	231	231	231	839	839	839	839
3 to 12 months | Cash flow hedges | Interest rate risk | Floor
Disclosure of detailed information about hedged items [line items]
Notional amount	890	890	890	890	175	175	175	175
3 to 12 months | Cash flow hedges | Interest rate risk | Fx forward
Disclosure of detailed information about hedged items [line items]
Notional amount					559	559	559	559
3 to 12 months | Cash flow hedges | Interest rate risk | Futures
Disclosure of detailed information about hedged items [line items]
Notional amount	3,196	3,196	3,196	3,196
3 to 12 months | Cash flow hedges | Exchange rate risk
Disclosure of detailed information about hedged items [line items]
Notional amount	14,324	14,324	14,324	14,324	5,896	5,896	5,896	5,896
3 to 12 months | Cash flow hedges | Exchange rate risk | Future interest rate
Disclosure of detailed information about hedged items [line items]
Notional amount	9,290	9,290	9,290	9,290	0	0	0	0
3 to 12 months | Cash flow hedges | Exchange rate risk | Interest rate swaps
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	0	0	0	0
3 to 12 months | Cash flow hedges | Exchange rate risk | Currency swaps
Disclosure of detailed information about hedged items [line items]
Notional amount	1,630	1,630	1,630	1,630	5,535	5,535	5,535	5,535
3 to 12 months | Cash flow hedges | Exchange rate risk | Floor
Disclosure of detailed information about hedged items [line items]
Notional amount					314	314	314	314
3 to 12 months | Cash flow hedges | Exchange rate risk | Fx forward
Disclosure of detailed information about hedged items [line items]
Notional amount	3,404	3,404	3,404	3,404	47	47	47	47
3 to 12 months | Cash flow hedges | Exchange rate risk | Future FX and c/v term FV
Disclosure of detailed information about hedged items [line items]
Notional amount					0	0	0	0
3 to 12 months | Cash flow hedges | Interest rate and exchange rate risk
Disclosure of detailed information about hedged items [line items]
Notional amount	9,221	9,221	9,221	9,221	2,921	2,921	2,921	2,921
3 to 12 months | Cash flow hedges | Interest rate and exchange rate risk | Interest rate swaps
Disclosure of detailed information about hedged items [line items]
Notional amount	1,917	1,917	1,917	1,917	898	898	898	898
3 to 12 months | Cash flow hedges | Interest rate and exchange rate risk | Call money swap
Disclosure of detailed information about hedged items [line items]
Notional amount	1,751	1,751	1,751	1,751
3 to 12 months | Cash flow hedges | Interest rate and exchange rate risk | Currency swaps
Disclosure of detailed information about hedged items [line items]
Notional amount	5,553	5,553	5,553	5,553	2,023	2,023	2,023	2,023
3 to 12 months | Cash flow hedges | Inflation risk
Disclosure of detailed information about hedged items [line items]
Notional amount	2,114	2,114	2,114	2,114	566	566	566	566
3 to 12 months | Cash flow hedges | Inflation risk | Call money swap
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0
3 to 12 months | Cash flow hedges | Inflation risk | Currency swaps
Disclosure of detailed information about hedged items [line items]
Notional amount	909	909	909	909	410	410	410	410
3 to 12 months | Cash flow hedges | Inflation risk | Fx forward
Disclosure of detailed information about hedged items [line items]
Notional amount	1,205	1,205	1,205	1,205	156	156	156	156
3 to 12 months | Cash flow hedges | Equity risk
Disclosure of detailed information about hedged items [line items]
Notional amount	8	8	8	8	41	41	41	41
3 to 12 months | Cash flow hedges | Equity risk | Option
Disclosure of detailed information about hedged items [line items]
Notional amount	8	8	8	8	41	41	41	41
3 to 12 months | Cash flow hedges | Other risk
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	0	0	0	0
3 to 12 months | Cash flow hedges | Other risk | Future FX and c/v term RF
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	0	0	0	0
3 to 12 months | Hedges of net investment in foreign operations
Disclosure of detailed information about hedged items [line items]
Notional amount	14,192	14,192	14,192	14,192	11,067	11,067	11,067	11,067
3 to 12 months | Hedges of net investment in foreign operations | Exchange rate risk
Disclosure of detailed information about hedged items [line items]
Notional amount	14,192	14,192	14,192	14,192	11,067	11,067	11,067	11,067
3 to 12 months | Hedges of net investment in foreign operations | Exchange rate risk | Fx forward
Disclosure of detailed information about hedged items [line items]
Notional amount	14,192	14,192	14,192	14,192	11,067	11,067	11,067	11,067
3 to 12 months | Grupo Santander UK | Fair value hedges | Interest rate risk
Disclosure of detailed information about hedged items [line items]
Notional amount	32,210	32,210	32,210	32,210	16,333	16,333	16,333	16,333
3 to 12 months | Grupo Santander UK | Fair value hedges | Interest rate and exchange rate risk
Disclosure of detailed information about hedged items [line items]
Notional amount	0	€ 0	0	€ 0	0	€ 0	0	€ 0
Average foreign exchange rate		0.000		0.000		0.000		0.000
3 to 12 months | Grupo Santander UK | Cash flow hedges | Interest rate risk
Disclosure of detailed information about hedged items [line items]
Notional amount	1,253	€ 1,253	1,253	€ 1,253	2,225	€ 2,225	2,225	€ 2,225
3 to 12 months | Grupo Santander UK | Cash flow hedges | Exchange rate risk
Disclosure of detailed information about hedged items [line items]
Notional amount	4,417	€ 4,417	€ 4,417	€ 4,417	3,310	€ 3,310	€ 3,310	€ 3,310
Average foreign exchange rate		1.117	143.086	1.293		1.280	146.372	1.310
3 to 12 months | Grupo Santander UK | Cash flow hedges | Interest rate and exchange rate risk
Disclosure of detailed information about hedged items [line items]
Notional amount	7,626	€ 7,626	€ 7,626	€ 7,626	2,859	€ 2,859	€ 2,859	€ 2,859
Average foreign exchange rate		1.169		1.536		1.252		1.633
Between one and five years
Disclosure of detailed information about hedged items [line items]
Notional amount	156,185	€ 156,185	156,185	€ 156,185	150,777	€ 150,777	150,777	€ 150,777
Between one and five years | Fair value hedges
Disclosure of detailed information about hedged items [line items]
Notional amount	90,707	90,707	90,707	90,707	78,541	78,541	78,541	78,541
Between one and five years | Fair value hedges | Interest rate risk
Disclosure of detailed information about hedged items [line items]
Notional amount	86,119	86,119	86,119	86,119	73,817	73,817	73,817	73,817
Between one and five years | Fair value hedges | Interest rate risk | Equity swap
Disclosure of detailed information about hedged items [line items]
Notional amount	42	42	42	42	36	36	36	36
Between one and five years | Fair value hedges | Interest rate risk | Future interest rate
Disclosure of detailed information about hedged items [line items]
Notional amount	6,066	6,066	6,066	6,066	2,650	2,650	2,650	2,650
Between one and five years | Fair value hedges | Interest rate risk | Interest rate swaps
Disclosure of detailed information about hedged items [line items]
Notional amount	62,474	62,474	62,474	62,474	60,330	60,330	60,330	60,330
Between one and five years | Fair value hedges | Interest rate risk | Call money swap
Disclosure of detailed information about hedged items [line items]
Notional amount	14,653	14,653	14,653	14,653	6,967	6,967	6,967	6,967
Between one and five years | Fair value hedges | Interest rate risk | Currency swaps
Disclosure of detailed information about hedged items [line items]
Notional amount	2,819	2,819	2,819	2,819	2,368	2,368	2,368	2,368
Between one and five years | Fair value hedges | Interest rate risk | Swaption
Disclosure of detailed information about hedged items [line items]
Notional amount	50	50	50	50	51	51	51	51
Between one and five years | Fair value hedges | Interest rate risk | Collar
Disclosure of detailed information about hedged items [line items]
Notional amount	15	15	15	15	0	0	0	0
Between one and five years | Fair value hedges | Interest rate risk | Floor
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	1,415	1,415	1,415	1,415
Between one and five years | Fair value hedges | Exchange rate risk
Disclosure of detailed information about hedged items [line items]
Notional amount	411	411	411	411	172	172	172	172
Between one and five years | Fair value hedges | Exchange rate risk | Currency swaps
Disclosure of detailed information about hedged items [line items]
Notional amount	190	190	190	190
Between one and five years | Fair value hedges | Exchange rate risk | Fx forward
Disclosure of detailed information about hedged items [line items]
Notional amount	221	221	221	221	172	172	172	172
Between one and five years | Fair value hedges | Interest rate and exchange rate risk
Disclosure of detailed information about hedged items [line items]
Notional amount	3,933	3,933	3,933	3,933	4,503	4,503	4,503	4,503
Between one and five years | Fair value hedges | Interest rate and exchange rate risk | Interest rate swaps
Disclosure of detailed information about hedged items [line items]
Notional amount	869	869	869	869	710	710	710	710
Between one and five years | Fair value hedges | Interest rate and exchange rate risk | Call money swap
Disclosure of detailed information about hedged items [line items]
Notional amount	21	21	21	21	0	0	0	0
Between one and five years | Fair value hedges | Interest rate and exchange rate risk | Currency swaps
Disclosure of detailed information about hedged items [line items]
Notional amount	3,043	3,043	3,043	3,043	3,793	3,793	3,793	3,793
Between one and five years | Fair value hedges | Inflation risk
Disclosure of detailed information about hedged items [line items]
Notional amount					0	0	0	0
Between one and five years | Fair value hedges | Inflation risk | Call money swap
Disclosure of detailed information about hedged items [line items]
Notional amount					0	0	0	0
Between one and five years | Fair value hedges | Inflation risk | Currency swaps
Disclosure of detailed information about hedged items [line items]
Notional amount					0	0	0	0
Between one and five years | Fair value hedges | Credit risk
Disclosure of detailed information about hedged items [line items]
Notional amount	244	244	244	244	49	49	49	49
Between one and five years | Fair value hedges | Credit risk | CDS
Disclosure of detailed information about hedged items [line items]
Notional amount	244	244	244	244	49	49	49	49
Between one and five years | Cash flow hedges
Disclosure of detailed information about hedged items [line items]
Notional amount	62,119	62,119	62,119	62,119	62,947	62,947	62,947	62,947
Between one and five years | Cash flow hedges | Interest rate risk
Disclosure of detailed information about hedged items [line items]
Notional amount	26,332	26,332	26,332	26,332	26,020	26,020	26,020	26,020
Between one and five years | Cash flow hedges | Interest rate risk | Future interest rate
Disclosure of detailed information about hedged items [line items]
Notional amount	771	771	771	771	125	125	125	125
Between one and five years | Cash flow hedges | Interest rate risk | Interest rate swaps
Disclosure of detailed information about hedged items [line items]
Notional amount	12,585	12,585	12,585	12,585	23,593	23,593	23,593	23,593
Between one and five years | Cash flow hedges | Interest rate risk | Call money swap
Disclosure of detailed information about hedged items [line items]
Notional amount	3,925	3,925	3,925	3,925
Between one and five years | Cash flow hedges | Interest rate risk | Currency swaps
Disclosure of detailed information about hedged items [line items]
Notional amount	966	966	966	966	730	730	730	730
Between one and five years | Cash flow hedges | Interest rate risk | Floor
Disclosure of detailed information about hedged items [line items]
Notional amount	2,315	2,315	2,315	2,315	2	2	2	2
Between one and five years | Cash flow hedges | Interest rate risk | Fx forward
Disclosure of detailed information about hedged items [line items]
Notional amount					0	0	0	0
Between one and five years | Cash flow hedges | Interest rate risk | Futures
Disclosure of detailed information about hedged items [line items]
Notional amount	5,770	5,770	5,770	5,770
Between one and five years | Cash flow hedges | Exchange rate risk
Disclosure of detailed information about hedged items [line items]
Notional amount	11,753	11,753	11,753	11,753	11,984	11,984	11,984	11,984
Between one and five years | Cash flow hedges | Exchange rate risk | Future interest rate
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	0	0	0	0
Between one and five years | Cash flow hedges | Exchange rate risk | Interest rate swaps
Disclosure of detailed information about hedged items [line items]
Notional amount	888	888	888	888	1,055	1,055	1,055	1,055
Between one and five years | Cash flow hedges | Exchange rate risk | Currency swaps
Disclosure of detailed information about hedged items [line items]
Notional amount	7,593	7,593	7,593	7,593	9,116	9,116	9,116	9,116
Between one and five years | Cash flow hedges | Exchange rate risk | Floor
Disclosure of detailed information about hedged items [line items]
Notional amount					0	0	0	0
Between one and five years | Cash flow hedges | Exchange rate risk | Fx forward
Disclosure of detailed information about hedged items [line items]
Notional amount	3,272	3,272	3,272	3,272	1,813	1,813	1,813	1,813
Between one and five years | Cash flow hedges | Exchange rate risk | Future FX and c/v term FV
Disclosure of detailed information about hedged items [line items]
Notional amount					0	0	0	0
Between one and five years | Cash flow hedges | Interest rate and exchange rate risk
Disclosure of detailed information about hedged items [line items]
Notional amount	20,782	20,782	20,782	20,782	21,930	21,930	21,930	21,930
Between one and five years | Cash flow hedges | Interest rate and exchange rate risk | Interest rate swaps
Disclosure of detailed information about hedged items [line items]
Notional amount	2,880	2,880	2,880	2,880	8,456	8,456	8,456	8,456
Between one and five years | Cash flow hedges | Interest rate and exchange rate risk | Call money swap
Disclosure of detailed information about hedged items [line items]
Notional amount	2,796	2,796	2,796	2,796
Between one and five years | Cash flow hedges | Interest rate and exchange rate risk | Currency swaps
Disclosure of detailed information about hedged items [line items]
Notional amount	15,106	15,106	15,106	15,106	13,474	13,474	13,474	13,474
Between one and five years | Cash flow hedges | Inflation risk
Disclosure of detailed information about hedged items [line items]
Notional amount	3,204	3,204	3,204	3,204	2,977	2,977	2,977	2,977
Between one and five years | Cash flow hedges | Inflation risk | Call money swap
Disclosure of detailed information about hedged items [line items]
Notional amount	89	89	89	89
Between one and five years | Cash flow hedges | Inflation risk | Currency swaps
Disclosure of detailed information about hedged items [line items]
Notional amount	2,207	2,207	2,207	2,207	2,840	2,840	2,840	2,840
Between one and five years | Cash flow hedges | Inflation risk | Fx forward
Disclosure of detailed information about hedged items [line items]
Notional amount	908	908	908	908	137	137	137	137
Between one and five years | Cash flow hedges | Equity risk
Disclosure of detailed information about hedged items [line items]
Notional amount	48	48	48	48	36	36	36	36
Between one and five years | Cash flow hedges | Equity risk | Option
Disclosure of detailed information about hedged items [line items]
Notional amount	48	48	48	48	36	36	36	36
Between one and five years | Cash flow hedges | Other risk
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	0	0	0	0
Between one and five years | Cash flow hedges | Other risk | Future FX and c/v term RF
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	0	0	0	0
Between one and five years | Hedges of net investment in foreign operations
Disclosure of detailed information about hedged items [line items]
Notional amount	3,359	3,359	3,359	3,359	9,289	9,289	9,289	9,289
Between one and five years | Hedges of net investment in foreign operations | Exchange rate risk
Disclosure of detailed information about hedged items [line items]
Notional amount	3,359	3,359	3,359	3,359	9,289	9,289	9,289	9,289
Between one and five years | Hedges of net investment in foreign operations | Exchange rate risk | Fx forward
Disclosure of detailed information about hedged items [line items]
Notional amount	3,359	3,359	3,359	3,359	9,289	9,289	9,289	9,289
Between one and five years | Grupo Santander UK | Fair value hedges | Interest rate risk
Disclosure of detailed information about hedged items [line items]
Notional amount	51,307	51,307	51,307	51,307	44,166	44,166	44,166	44,166
Between one and five years | Grupo Santander UK | Fair value hedges | Interest rate and exchange rate risk
Disclosure of detailed information about hedged items [line items]
Notional amount	394	€ 394	394	€ 394	1,331	€ 1,331	1,331	€ 1,331
Average foreign exchange rate		1.178		0.000		1.183		1.511
Between one and five years | Grupo Santander UK | Cash flow hedges | Interest rate risk
Disclosure of detailed information about hedged items [line items]
Notional amount	5,490	€ 5,490	5,490	€ 5,490	3,466	€ 3,466	3,466	€ 3,466
Between one and five years | Grupo Santander UK | Cash flow hedges | Exchange rate risk
Disclosure of detailed information about hedged items [line items]
Notional amount	7,019	€ 7,019	€ 7,019	€ 7,019	7,132	€ 7,132	€ 7,132	€ 7,132
Average foreign exchange rate		1.153	140.815	1.299		1.135	145.319	1.305
Between one and five years | Grupo Santander UK | Cash flow hedges | Interest rate and exchange rate risk
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 15,089	€ 15,089	€ 15,089	€ 15,089	€ 21,288	€ 21,288	€ 21,288	€ 21,288
Average foreign exchange rate		1.311		1.581		1.271		1.545
United Kingdom, Pounds | More than five years | Grupo Santander UK | Fair value hedges | Interest rate risk
Disclosure of detailed information about hedged items [line items]
Average rate of hedging instrument	300.00%	300.00%	300.00%	300.00%	284.90%	284.90%	284.90%	284.90%
United Kingdom, Pounds | More than five years | Grupo Santander UK | Cash flow hedges | Interest rate risk
Disclosure of detailed information about hedged items [line items]
Average rate of hedging instrument	40.00%	40.00%	40.00%	40.00%	0.00%	0.00%	0.00%	0.00%
United Kingdom, Pounds | More than five years | Grupo Santander UK | Cash flow hedges | Interest rate and exchange rate risk
Disclosure of detailed information about hedged items [line items]
Average rate of hedging instrument	296.00%	296.00%	296.00%	296.00%	290.00%	290.00%	290.00%	290.00%
United Kingdom, Pounds | 1 month | Grupo Santander UK | Fair value hedges | Interest rate risk
Disclosure of detailed information about hedged items [line items]
Average rate of hedging instrument	77.00%	77.00%	77.00%	77.00%	63.30%	63.30%	63.30%	63.30%
United Kingdom, Pounds | 1 month | Grupo Santander UK | Cash flow hedges | Interest rate risk
Disclosure of detailed information about hedged items [line items]
Average rate of hedging instrument	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
United Kingdom, Pounds | 1 month | Grupo Santander UK | Cash flow hedges | Interest rate and exchange rate risk
Disclosure of detailed information about hedged items [line items]
Average rate of hedging instrument	249.00%	249.00%	249.00%	249.00%	0.00%	0.00%	0.00%	0.00%
United Kingdom, Pounds | 1 to 3 months | Grupo Santander UK | Fair value hedges | Interest rate risk
Disclosure of detailed information about hedged items [line items]
Average rate of hedging instrument	90.00%	90.00%	90.00%	90.00%	78.80%	78.80%	78.80%	78.80%
United Kingdom, Pounds | 1 to 3 months | Grupo Santander UK | Cash flow hedges | Interest rate risk
Disclosure of detailed information about hedged items [line items]
Average rate of hedging instrument	76.00%	76.00%	76.00%	76.00%	72.60%	72.60%	72.60%	72.60%
United Kingdom, Pounds | 1 to 3 months | Grupo Santander UK | Cash flow hedges | Interest rate and exchange rate risk
Disclosure of detailed information about hedged items [line items]
Average rate of hedging instrument	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
United Kingdom, Pounds | 3 to 12 months | Grupo Santander UK | Fair value hedges | Interest rate risk
Disclosure of detailed information about hedged items [line items]
Average rate of hedging instrument	88.00%	88.00%	88.00%	88.00%	105.70%	105.70%	105.70%	105.70%
United Kingdom, Pounds | 3 to 12 months | Grupo Santander UK | Cash flow hedges | Interest rate risk
Disclosure of detailed information about hedged items [line items]
Average rate of hedging instrument	82.00%	82.00%	82.00%	82.00%	73.30%	73.30%	73.30%	73.30%
United Kingdom, Pounds | 3 to 12 months | Grupo Santander UK | Cash flow hedges | Interest rate and exchange rate risk
Disclosure of detailed information about hedged items [line items]
Average rate of hedging instrument	216.00%	216.00%	216.00%	216.00%	234.00%	234.00%	234.00%	234.00%
United Kingdom, Pounds | Between one and five years | Grupo Santander UK | Fair value hedges | Interest rate risk
Disclosure of detailed information about hedged items [line items]
Average rate of hedging instrument	133.00%	133.00%	133.00%	133.00%	158.60%	158.60%	158.60%	158.60%
United Kingdom, Pounds | Between one and five years | Grupo Santander UK | Cash flow hedges | Interest rate risk
Disclosure of detailed information about hedged items [line items]
Average rate of hedging instrument	146.00%	146.00%	146.00%	146.00%	133.40%	133.40%	133.40%	133.40%
United Kingdom, Pounds | Between one and five years | Grupo Santander UK | Cash flow hedges | Interest rate and exchange rate risk
Disclosure of detailed information about hedged items [line items]
Average rate of hedging instrument	287.00%	287.00%	287.00%	287.00%	266.00%	266.00%	266.00%	266.00%